BALANCES AND TRANSACTIONS WITH RELATED COMPANIES (Details) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2019 ARS ($)		Dec. 31, 2018 ARS ($)		Dec. 31, 2017 ARS ($)	Dec. 31, 2019 USD ($)
Technical, financial and operational assistance agreement [abstract]
Compensation for key management member		$ 142,116		$ 128,942		$ 79,094
Balances and transactions with related parties [Abstract]
Accounts receivable		302,801		535,508
Accounts payable		2,499,041		2,855,908
Costs [Abstract]
Gas purchase and others		595,937		970,707		465,325
Compensation for technical assistance		1,144,777		2,026,244		887,901
Revenue for administrative services		146		225		3,491
Financial Results [Abstract]
Interest expenses		194,944		193,009		165,726
Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		982,497		830,309		117,032
Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		269,511		2,035		143,945
Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		283,064		399,672		193,462
Refinor S.A. [Member]
Costs [Abstract]
Gas purchase and others						8,230
Compensation for technical assistance						0
Revenue for administrative services						0
Financial Results [Abstract]
Interest expenses						0
Refinor S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						0
Refinor S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						0
Refinor S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						0
Petrolera Pampa S.A. [Member]
Costs [Abstract]
Gas purchase and others						62,062
Compensation for technical assistance						0
Revenue for administrative services						0
Financial Results [Abstract]
Interest expenses						0
Petrolera Pampa S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						0
Petrolera Pampa S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						0
Petrolera Pampa S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						0
SACDE [Member]
Technical, financial and operational assistance agreement [abstract]
Amount received for services		1,726,356		263,580
Balances and transactions with related parties [Abstract]
Accounts receivable	[1]	23,344		329,429
Accounts payable	[1]	0		0
CT Barragan S.A. [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		8,131		0
Accounts payable		0		0
Petrolera Entre Lomas S.A. [Member]
Costs [Abstract]
Gas purchase and others				3,103		27,384
Compensation for technical assistance				0		0
Revenue for administrative services				0		0
Financial Results [Abstract]
Interest expenses				0		0
Petrolera Entre Lomas S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				0		0
Petrolera Entre Lomas S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				0		0
Petrolera Entre Lomas S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				0		0
Pampa Comercializadora S.A. [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		43,843		10,942
Accounts payable		0		0
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expenses		0		0		0
Pampa Comercializadora S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		52,051		41,333		16,575
Pampa Comercializadora S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Pampa Comercializadora S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Oleoductos del Valle S.A. [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		3,348		4,816
Accounts payable		0		0
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expenses		0		0		0
Oleoductos del Valle S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		5,469		9,459		11,476
Oleoductos del Valle S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Oleoductos del Valle S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		12,733		2,616
Central Piedra Buena S.A. [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		13,304		39,170
Accounts payable		0		0
Costs [Abstract]
Gas purchase and others		0
Compensation for technical assistance		0
Revenue for administrative services		0
Financial Results [Abstract]
Interest expenses		0
Central Piedra Buena S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		121,367
Central Piedra Buena S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0
Central Piedra Buena S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0
Central Temica Loma La Lata S.A. [Member]
Costs [Abstract]
Gas purchase and others				0		0
Compensation for technical assistance				0		0
Revenue for administrative services				0		0
Financial Results [Abstract]
Interest expenses				0		0
Central Temica Loma La Lata S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				103,337		0
Central Temica Loma La Lata S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				0		0
Central Temica Loma La Lata S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				0		598
Central Termica Piedrabuena S.A. [Member]
Costs [Abstract]
Gas purchase and others						0
Compensation for technical assistance						0
Revenue for administrative services						0
Financial Results [Abstract]
Interest expenses						0
Central Termica Piedrabuena S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						20,245
Central Termica Piedrabuena S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						0
Central Termica Piedrabuena S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						0
Transener S.A. [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		0		140
Accounts payable		0		0
Costs [Abstract]
Gas purchase and others				0
Compensation for technical assistance				0
Revenue for administrative services				0
Financial Results [Abstract]
Interest expenses				0
Transener S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				0
Transener S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				0
Transener S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues				18,481
Experta ART [Member]
Costs [Abstract]
Gas purchase and others		20,080		18,321		18,381
Compensation for technical assistance		0		0		0
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expenses		0		0		0
Experta ART [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Experta ART [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Experta ART [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Link [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		668		9,971
Accounts payable		0		0
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expenses		0		0		0
Link [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Link [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Link [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		14,073		13,213		11,516
EGS [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		0		0
Accounts payable		0		0
TGU [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		0		0
Accounts payable		9,534		9,232
Pampa Energia [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable	[2]	210,126		141,040
Accounts payable		2,489,507	[2]	2,846,676	[2]		$ 0.5
Financial lease		2,377,438		2,546,556
Costs [Abstract]
Gas purchase and others		575,857		949,283		349,268
Compensation for technical assistance		1,144,777		2,026,244		887,901
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expenses		$ 194,944		193,009		165,726
Pampa Energia [Member] | From 12/28/2019 to 12/27/2020 [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		6.50%
Pampa Energia [Member] | From 12/28/2020 to 12/27/2021 [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		6.00%
Pampa Energia [Member] | From 12/28/2021 to 12/27/2022 [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		5.50%
Pampa Energia [Member] | From 12/28/2022 to 12/27/2023 [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		5.00%
Pampa Energia [Member] | From 12/28/2023 to 12/27/2024 and onwards [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		4.50%
Pampa Energia [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		$ 803,610		676,180		68,736
Pampa Energia [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		269,511		2,035		143,945
Pampa Energia [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		268,991		355,245		178,731
UT [Member]
Costs [Abstract]
Gas purchase and others						0
Compensation for technical assistance						0
Revenue for administrative services						3,253
Financial Results [Abstract]
Interest expenses						0
UT [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						0
UT [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						0
UT [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues						0
CIESA [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		37		0
Accounts payable		0		0
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		146		225		238
Financial Results [Abstract]
Interest expenses		0		0		0
CIESA [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
CIESA [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
CIESA [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		$ 0		$ 0		$ 0

[1]	Corresponds to advance payments delivered to the supplier recorded as "Other credits".
[2]	Accounts payable includes Ps. 2,377,438 and Ps. 2,546,556 corresponding to the financial leasing recorded as "Loans" as of December 31, 2019 and 2018, respectively.